Revenue, Other Income and Gains - Summary of Amounts of Transaction Prices Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	$ 330,085	$ 324,059	$ 322,231
Within 1 year
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	55,014	46,294	40,324
1 - 2 years
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	55,014	46,294	40,324
2 - 3 years
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	55,014	46,294	40,324
3 - 4 years
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	55,014	46,294	40,324
After 4 years
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	$ 110,029	$ 138,883	$ 160,935